Trade and other receivables - Summary of Ageing of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at end of period
Gross	$ 771	$ 686
Credit loss allowance	(120)	(106)	$ (117)
Net	651	580
Past due 1 to 30 days [member]
Financial assets at end of period
Gross	90	88
Credit loss allowance	(4)	(5)
Net	86	83
Past due 31 to 90 days [member]
Financial assets at end of period
Gross	80	69
Credit loss allowance	(5)	(6)
Net	75	63
Past due 91 to 180 days [member]
Financial assets at end of period
Gross	53	51
Credit loss allowance	(8)	(8)
Net	45	43
Past due 181 to 360 days [member]
Financial assets at end of period
Gross	66	38
Credit loss allowance	(19)	(11)
Net	47	27
Past due more than 361 days [member]
Financial assets at end of period
Gross	98	86
Credit loss allowance	(84)	(75)
Net	$ 14	$ 11